FINANCIAL INCOME/EXPENSE	12 Months Ended
Dec. 31, 2021
Financial Income Expense [Abstract]
FINANCIAL INCOME/EXPENSE	FINANCIAL INCOME/EXPENSE

In thousands of euro	Note	2021	2020	2019
Finance income
Change in fair value of warrants	16	102,173	—	—
Change in fair value of embedded derivatives	15	29,957	—	—
Interest receivable on RSP loans calculated using effective interest rate		10,784	2,583	—
Other interest		172	120	51
Reversal of difference between fair value and nominal value of loans repaid		1,611	—	—
Foreign exchange differences		3,360	—	—
Total finance income		148,057	2,703	51
Finance cost
Bank charges		(284)	(298)	(160)
Other interest		(274)	(149)	—
Interest payable on convertible notes calculated using effective interest rate, net of capitalized borrowing costs		(2,475)	—	—
Interest on leases		(8,326)	(4,733)	(2,574)
Foreign exchange differences		—	(578)	(501)
Loss on re-estimate of timing of cash flows of RSP loans		(1,475)	—	—
Loss on refinancing of RSP loans		(3,628)	—	—
Impairment of RSP loans	9A	(11,086)	—	—
Other		(72)	—	—
Total finance cost		(27,620)	(5,758)	(3,235)

On September 30, 2021, the Group signed new loan agreements with certain employees of the Group, to re-finance the RSP loans that were expiring in Q4 2021.

The refinancing was treated as an extinction of the existing instruments and an inception of new ones. The carrying amount of the loans that has been de-recognized amounted to EUR 32,291,894 and the fair value of the new loans granted amounted EUR 28,664,736. The net impact amounts to EUR 3,628,000 and it presented in Finance cost.

As already described in the significant accounting policies, Management has reassessed the timing of cash flows of the RSP loans. It is now assumed that with a probability of 20% the loans will be redeemed at the end of 2023, with a probability of 20% at the end of 2024, with a probability of 30% at the end of 2025, and with a probability of 30% their redemption is expected to occur at the end of 2026.

The reassessment of the timing of cash flows was treated as a modification of the existing instrument. The impact of the re-estimate was a loss of EUR 1,475,000 and was presented in finance cost.
As of December 31, 2021, the Group assessed that the credit risk related to the RSP loans has increased due to the decrease of the share price which was considered a decrease in the quality of the collateral related to the loans. The Group estimated that a refinancing will be needed for the loans contractually maturing in 2022 to meet the ability of the employees to repay the loans. An expected credit loss of EUR 11,086,000 was recognized in Finance cost as of December 31, 2021.